SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Goods, Materials and Services	R$ 2,612,668	R$ 2,355,091
Energy Purchased for Resale	1,275,170	728,643
CCEE - Short-term energy	16,213	11,735
Total trade and other current payables	3,904,051	3,095,469	R$ 3,360,550
Non-current
Goods, Materials and Services	16,556	18,143
Trade and other non-current payables	16,556	18,143	R$ 16,555
Total	R$ 3,920,607	R$ 3,113,612